S000005559 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	131 Months Ended	329 Months Ended	438 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.90%	1.20%	2.34%
S&P Municipal Bond Minnesota Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	1.77%	1.01%	2.11%
Lipper Minnesota Municipal Debt Funds Classification Average (reflects no deduction for taxes or sales loads)
Prospectus [Line Items]
Average Annual Return, Percent	[3]	2.04%	0.45%	1.62%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		(1.74%)	(0.28%)	1.62%
Performance Inception Date							Jul. 11, 1988
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.74%)	(0.28%)	1.61%
Performance Inception Date							Jul. 11, 1988
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		0.35%	0.40%	1.91%
Performance Inception Date							Jul. 11, 1988
Class I
Prospectus [Line Items]
Average Annual Return, Percent		2.87%	0.77%	2.26%
Performance Inception Date						Aug. 01, 1997
Class C
Prospectus [Line Items]
Average Annual Return, Percent		1.76%	(0.24%)	1.40%
Performance Inception Date					Feb. 10, 2014

[1]	An index designed to measure the performance of the tax-exempt U.S. municipal bond market.
[2]	An index designed to measure the performance of the tax-exempt Minnesota municipal bond market.
[3]	Represents the average annualized total return for all reporting funds in the Lipper Minnesota Municipal Debt Funds Classification.